As filed with the Securities and Exchange Commission on July 1, 2008

                                                        File Nos. 002-94222
                                                                  811-04149

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No.

      Post-Effective Amendment No.  40                      (X)
                                   ----

                              and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Amendment No.  41                                     (X)
                    ----

                             FRANKLIN TAX-FREE TRUST
                             -----------------------
               (Exact Name of Registrant as Specified in Charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, Including Area Code (650)312-2000

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule
485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


This post-effective amendment is being filed pursuant to Rule 485(b) under the Securities and Exchange Act of 1933 to designate identification codes for the new Advisor Class shares of the Registrant's series, Franklin Insured Tax-Free Income Fund, Franklin Michigan Insured Tax-Free Income Fund, Franklin New Jersey Tax-Free Income Fund, Franklin Ohio Insured Tax-Free Income Fund, and Franklin Arizona Tax-Free Income Fund. The prospectuses and statements of additional information dated July 1, 2008, as filed with the Securities and Exchange Commission under Form Type 485BPOS on June 27, 2008 (Accession number 0000757010-08-000027), are hereby incorporated by reference.
(File Nos. 002-94222 and 811-04149.)


                             FRANKLIN TAX-FREE TRUST
                               FILE NOS. 002-94222
                                   & 811-04149
                                    FORM N-1A
                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS.

      The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

      (a)  Agreement and Declaration of Trust

        (i) Agreement and Declaration of Trust of Franklin Tax-Free Trust, a Delaware statutory trust, dated October 18, 2006
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222 Filing Date: June 27, 2007

        (ii) Certificate of Trust of Franklin Tax-Free Trust, a Delaware Statutory Trust, dated October 18, 2006
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2007

       (b) By-laws

           (i) By-Laws of Franklin Tax-Free Trust, a Delaware statutory trust effective as of October 18, 2006
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2007

      (c)  Instruments Defining Rights of Security Holders

                Not Applicable

      (d)  Investment Advisory Contracts

           (i) Investment Management Agreement dated July 2, 2007 between Registrant, on behalf of the following funds and Franklin Advisers, Inc.
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2008

                Franklin Alabama Tax-Free Income Fund
                Franklin Arizona Tax-Free Income Fund
                Franklin Colorado Tax-Free Income Fund
                Franklin Connecticut Tax-Free Income Fund
                Franklin Double Tax-Free Income Fund
                Franklin Florida Tax-Free Income Fund
                Franklin Georgia Tax-Free Income Fund
                Franklin High Yield Tax-Free Income Fund
                Franklin Kentucky Tax-Free Income Fund
                Franklin Insured Tax-Free Income Fund
                Franklin Louisiana Tax-Free Income Fund
                Franklin Maryland Tax-Free Income Fund
                Franklin Massachusetts Insured Tax-Free Income Fund Franklin Michigan Insured Tax-Free Income Fund
                Franklin Minnesota Insured Tax-Free Income Fund
                Franklin Missouri Tax-Free Income Fund
                Franklin New Jersey Tax-Free Income Fund
                Franklin North Carolina Tax-Free Income Fund
                Franklin Ohio Insured Tax-Free Income Fund
                Franklin Oregon Tax-Free Income Fund
                Franklin Pennsylvania Tax-Free Income Fund
                Franklin Virginia Tax-Free Income Fund

        (ii) Investment Management Agreement between Registrant, on behalf of Franklin Federal Limited-Term Tax-Free Income Fund and Franklin Advisers, Inc.
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2008

         (iii) Addendum dated January 1, 2008, to Investment Management Agreement dated July 2, 2007
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2008

      (e)  Underwriting Contracts

            (i) Distribution Agreement between Registrant and Franklin/Templeton
                Distributors, Inc.
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2008

          (ii) Form of Dealer Agreements between Franklin/Templeton Distributors, Inc., and Securities Dealers dated November 1, 2003 Filing: Post-Effective Amendment No.34 to Registration Statement on Form N-1A
                File No. 2-94222
                           Filing Date: June 28, 2004

          (iii) Amendment to form of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003
                Filing: Post-Effective Amendment No. 39
                to Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2007

      (f)  Bonus or Profit Sharing Contracts

                Not Applicable

      (g)  Custodian Agreements

           (i) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 22 to
                Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: March 14, 1996

           (ii) Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 25 to
                Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 29, 1998

          (iii) Amendment dated February 27, 1998 to Master
                Custody Agreement between Registrant and Bank of
                New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 26 to
                Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: December 23, 1998

           (iv) Amendment dated June 3, 2008 to Exhibit A of the Master Custody Agreement between Registrant and the Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2008

           (v) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 22 to
                Registration Statement on Form N-1A File No. 2-94222
                Filing Date: March 14, 1996

      (h)  Other Material Contracts

           (i) Subcontract dated July 2, 2007 for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2008

           (ii) Fund Administration Agreement dated July 2, 2007 between the Registrant, on behalf of Franklin Federal Limited-Term Tax-Free Income Fund and Franklin Templeton Services, LLC
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2008

      (i)  Legal Opinion

           (i)  Legal Opinion dated June 27, 2007
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2008

      (j)  Other Opinions

           (i)  Consent of Independent Registered Public Accounting Firm Filing:
                Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2008

      (k)  Omitted Financial Statements

                Not Applicable

      (l)  Initial Capital Agreements

           (i)  Letter of Understanding dated September 21, 1992 Filing:
                Post-Effective Amendment No. 21 to
                Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 28, 1995

           (ii) Letter of Understanding dated April 12, 1995 Filing:
                Post-Effective Amendment No. 21 to
                Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 28, 1995

      (m)  Rule 12b-1 Plan

           (i) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Alabama Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2008

          (ii) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Arizona Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2008

        (iii) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Colorado Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2008

        (iv) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Connecticut Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2008

        (v) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Double Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2008

        (vi) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Federal Limited-Term Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2008

        (vii) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Federal Intermediate-Term Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2008

        (viii)  Class A Distribution Plan dated July 2, 2007, pursuant to
                Rule 12b-1 between the Registrant on behalf of Franklin Florida Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2008

        (ix) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Georgia Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2008

        (x) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin High Yield Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2008

        (xi) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Insured Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2008

        (xii) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Kentucky Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2008

        (xiii) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Louisiana Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2008

        (xiv) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Maryland Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2008

        (xv) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Massachusetts Insured Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2008

        (xvi) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Michigan Insured Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2008

        (xvii) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Minnesota Insured Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2008

        (xviii) Class A Distribution Plan dated July 2, 2007, pursuant to
                Rule 12b-1 between the Registrant on behalf of Franklin Missouri Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2008

        (xix) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin New Jersey Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2008

        (xx) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin North Carolina Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2008

        (xxi) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Ohio Insured Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2008

        (xxii)  Class A Distribution Plan dated July 2, 2007, pursuant to
                Rule 12b-1 between the Registrant on behalf of Franklin Oregon Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2008

        (xxiii) Class A Distribution Plan dated July 2, 2007, pursuant to
                Rule 12b-1 between the Registrant on behalf of Franklin Pennsylvania Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2008

        (xxiv)  Class A Distribution Plan dated July 2, 2007, pursuant to
                Rule 12b-1 between the Registrant on behalf of Franklin Virginia Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2008

        (xxv) Class C Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 on behalf of the following funds
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2008

                Franklin Alabama Tax-Free Income Fund
                Franklin Arizona Tax-Free Income Fund
                Franklin Colorado Tax-Free Income Fund
                Franklin Connecticut Tax-Free Income Fund
                Franklin Double Tax-Free Income Fund
                Franklin Federal Intermediate-Term Tax-Free Income Fund Franklin Florida Tax-Free Income Fund
                Franklin Georgia Tax-Free Income Fund
                Franklin High Yield Tax-Free Income Fund
                Franklin Insured Tax-Free Income Fund
                Franklin Louisiana Tax-Free Income Fund
                Franklin Maryland Tax-Free Income Fund
                Franklin Massachusetts Insured Tax-Free Income Fund Franklin Michigan Insured Tax-Free Income Fund
                Franklin Minnesota Insured Tax-Free Income Fund
                Franklin Missouri Tax-Free Income Fund
                Franklin New Jersey Tax-Free Income Fund
                Franklin North Carolina Tax-Free Income Fund
                Franklin Ohio Insured Tax-Free Income Fund
                Franklin Oregon Tax-Free Income Fund
                Franklin Pennsylvania Tax-Free Income Fund
                Franklin Texas Tax-Free Income Fund
                Franklin Virginia Tax-Free Income Fund

         (xxvi) Class B Distribution Plan dated July 2, 2007 pursuant to Rule 12b-1 on behalf of the following funds
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2008

                Franklin Arizona Tax-Free Income Fund
                Franklin Florida Tax-Free Income Fund
                Franklin High Yield Tax-Free Income Fund
                Franklin Insured Tax-Free Income Fund
                Franklin Michigan Insured Tax-Free Income Fund Franklin New Jersey Tax-Free Income Fund Franklin Ohio Insured Tax-Free Income Fund Franklin Pennsylvania Tax-Free Income

      (n)  Rule 18f-3 Plan

           (i) Multiple Class Plan dated October 17, 2006, on behalf of the following funds
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2008

                Franklin Alabama Tax-Free Income Fund
                Franklin Colorado Tax-Free Income Fund
                Franklin Connecticut Tax-Free Income Fund
                Franklin Double Tax-Free Income Fund
                Franklin Federal Intermediate-Term Tax-Free Fund
                Franklin Georgia Tax-Free Income Fund
                Franklin Louisiana Tax-Free Income Fund
                Franklin Maryland Tax-Free Income Fund
                Franklin Massachusetts Insured Tax-Free Income Fund Franklin Minnesota Insured Tax-Free Income Fund
                Franklin Missouri Tax-Free Income Fund
                Franklin North Carolina Tax-Free Income Fund
                Franklin Oregon Tax-Free Income Fund
                Franklin Virginia Tax-Free Income Fund

        (ii) Multiple Class Plan dated October 17, 2006, on behalf of the following funds
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2008

                Franklin Arizona Tax-Free Income Fund
                Franklin Florida Tax-Free Income Fund
                Franklin Insured Tax-Free Income Fund
                Franklin Double Tax-Free Income Fund
                Franklin Michigan Insured Tax-Free Fund
                Franklin New Jersey Tax-Free Income Fund
                Franklin Ohio Insured Tax-Free Income Fund
                Franklin Pennsylvania Tax-Free Income Fund

          (iii) Multiple Class Plan dated October 17, 2006, on behalf of Franklin High Yield Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2008

          (iv) Form of Multiple Class Plan dated April 15, 2008, on behalf of the following funds
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2008

                Franklin Arizona Tax-Free Income Fund
                Franklin Insured Tax-Free Income Fund
                Franklin Michigan Insured Tax-Free Fund
                Franklin New Jersey Tax-Free Income Fund
                Franklin Ohio Insured Tax-Free Income Fund

      (p)  Code of Ethics

           (i)  Code of Ethics dated March 2008
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2008

(q)   Power of Attorney

           (i)  Power of Attorney dated February 25, 2008
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2008

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
FUND

           None

ITEM 25.  INDEMNIFICATION

The Agreement and Declaration of Trust (the "Declaration") of Registrant provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to such Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances, these persons shall not be responsible or liable for any act or omission of any other agent of such Trust or its investment adviser or principal underwriter to the fullest extent that limitations of liability are permitted by the Delaware Statutory Trust Act (the "Delaware Act"). Moreover, except in these instances, none of these persons, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of such Trust or any trustee thereof.

Registrant shall indemnify, out of its assets, to the fullest extent permitted under applicable law, any of these persons who was or is a party, or is threatened to be made a party, to any Proceeding (as defined in the Declaration) because the person is or was an agent of such Trust. These persons shall be indemnified against any expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any proceeding by judgment, settlement or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Fund may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

The officers and directors of Franklin Advisers, Inc. (Advisers), Registrant's manager, also serve as officers and/or directors/trustees for (1) Advisers' corporate parent, Franklin Resources, Inc., and /or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which set forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engages in by those officers and directors during the past two years.

ITEM 27.   PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc. (Distributors), also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Capital Growth Fund
Franklin Custodian Funds
Franklin Federal Tax-Free Income Fund
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Municipal Securities Trust
Franklin Mutual Recovery Fund
Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Franklin Templeton Variable Insurance Products Trust
Institutional Fiduciary Trust

Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA 94403-1906 or its shareholder services agent, Franklin Templeton Investor Services LLC, at 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

ITEM 29.  MANAGEMENT SERVICES
There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30.  UNDERTAKINGS

Not Applicable

                               SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 27th day of June, 2008.

                                  FRANKLIN TAX-FREE TRUST

                                  By: /s/ David P. Goss
                                      David P. Goss
                                      Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Amendment has been signed below by the following persons in the capacities and on the dates indicated:

RUPERT H. JOHNSON, JR.*                 Chief Executive Officer -
-----------------------                 Investment Management
Rupert H. Johnson, Jr.                  Dated: June 27, 2008


GALEN G. VETTER*                        Chief Executive Officer -
----------------                        Finance and Administration
Galen G. Vetter                         Dated: June 27, 2008


LAURA F. FERGERSON*                     Chief Financial Officer and
-------------------                     Chief Accounting Officer
Laura F. Fergerson                      Dated: June 27, 2008


HARRIS J. ASHTON*                       Trustee
-----------------                       Dated: June 27, 2008
Harris J. Ashton

ROBERT F. CARLSON*                      Trustee
------------------                      Dated: June 27, 2008
Robert F. Carlson

SAM L. GINN*                            Trustee
------------                            Dated: June 27, 2008
Sam L. Ginn

EDITH E. HOLIDAY*                       Trustee
-----------------                       Dated: June 27, 2008
Edith E. Holiday

CHARLES B. JOHNSON*                     Trustee
-------------------                     Dated: June 27, 2008
Charles B. Johnson

GREGORY E. JOHNSON*                     Trustee
-------------------                     Dated: June 27, 2008
Gregory E. Johnson

FRANK W. T. LAHAYE*                     Trustee
-------------------                     Dated: June 27, 2008
Frank W. T. LaHaye

FRANK A. OLSON*                         Trustee
----------------                        Dated: June 27, 2008
Frank A. Olson

LARRY D. THOMPSON*                      Trustee
-------------------                     Dated: June 27, 2008
Larry D. Thompson

JOHN B. WILSON*                         Trustee
---------------                         Dated: June 27, 2008
John B. Wilson


*By   /s/ David P. Goss
      David P. Goss, Attorney-in-Fact
      (Pursuant to Power of Attorney previously filed)

                      FRANKLIN TAX-FREE TRUST
                      REGISTRATION STATEMENT
                          EXHIBITS INDEX

EXHIBIT NO.       DESCRIPTION                                           LOCATION

EX-99.a(i)        Agreement and Declaration of Trust dated              *
                  October 18, 2006

EX-99.a(ii)       Certificate of Trust of Franklin Tax-Free             *
                  Trust, a Delaware Statutory Trust, dated
                  October 18, 2006

EX-99.b(i)        By-Laws                                               *

EX-99.d(i)        Investment Management Agreement dated                 *
                  July 2, 2007 between Registrant, on behalf of the following funds and Franklin Advisers, Inc.

EX-99.d(ii)       Investment Management Agreement between               *
                  Registrant, on behalf of Franklin Federal
                  Limited-Term Tax-Free Income Fund and
                  Franklin Advisers, Inc.

EX-99.d(iii)      Addendum dated January 1, 2008 to                     *
                  Investment Management Agreement dated July 2, 2007

EX-99.e(i)        Distribution Agreement between Registrant             *
                  and Franklin/Templeton Distributors, Inc.

EX-99.e(ii)       Forms of Dealer Agreements                            *
                  Between Franklin/Templeton Distributors, Inc., and Securities Dealers Dated November 1, 2003

EX-99.e(iii)      Amendment to form of Dealer Agreements                *
                  between Franklin/Templeton Distributors, Inc.
                  and Securities Dealers dated November 1, 2003

EX-99.g(i)        Master Custody Agreement between                      *
                  Registrant and Bank of New York dated
                  February 16, 1996

EX-99.g(ii)       Amendment dated May 7, 1997 to Master                 *
                  Custody Agreement between Registrant and
                  Bank of New York dated February 16, 1996

EX-99.g(iii)      Amendment dated February 27, 1998 to                  *
                  Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996

EX-99.g(iv)       Amendment dated June 3, 2008, to Exhibit A            *
                  of the Master Custody Agreement between
                  Registrant and the Bank of New York
                  dated February 16, 1996

EX-99.g(v)        Terminal Link Agreement between                       *
                  Registrant and Bank of New York dated
                  February 16, 1996

EX-99.h(i)        Subcontract dated July 2, 2007, for Fund              *
                  Administrative Services between Franklin
                  Advisers, Inc. and Franklin Templeton
                  Services, LLC

EX-99.h(ii)       Fund Administration Agreement dated July              *
                  2, 2007, between Registrant, on behalf of Franklin Federal Limited-Term Tax-Free Income
                  Fund and Franklin Templeton Services, LLC

EX-99.i(i)        Opinion and Consent of Counsel dated June             *
                  27, 2007

EX-99.j(i)        Consent of Independent Registered Public              *
                  Accounting Firm

EX-99.l(i)        Letter of Understanding dated                         *
                  September 21, 1992

EX-99.l(ii)       Letter of Understanding dated April 12,               *
                  1994

EX-99.m(i)        Class A Distribution Plan dated July 2,               *
                  2007, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin
                  Alabama Tax-Free Income Fund

EX-99.m(ii)       Class A Distribution Plan dated July 2,               *
                  2007, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Arizona
                  Tax-Free Income Fund

EX-99.m(iii)      Class A Distribution Plan dated July 2,               *
                  2007, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Colorado
                  Tax-Free Income Fund

EX-99.m(iv)       Class A Distribution Plan dated July 2,               *
                  2007, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin
                  Connecticut Tax-Free Income Fund

EX-99.m(v)        Class A Distribution Plan dated July 2,               *
                  2007, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Double
                  Tax-Free Income Fund

EX-99.m(vi)       Class A Distribution Plan dated July 2,               *
                  2007, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Federal
                  Limited-Term Tax-Free Income Fund

EX-99.m(vii)      Class A Distribution Plan dated July 2,               *
                  2007, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Federal
                  Intermediate-Term Tax-Free Income Fund

EX-99.m(viii)     Class A Distribution Plan dated July 2,               *
                  2007, pursuant to Rule 12b-1 between the Registrant on behalf of
                  Franklin Florida Tax-Free Income Fund

EX-99.m(ix)       Class A Distribution Plan dated July 2,               *
                  2007, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin
                  Georgia Tax-Free Income Fund

EX-99.m(x)        Class A Distribution Plan dated July 2,               *
                  2007, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin High
                  Yield Tax-Free Income Fund

EX-99.m(xi)       Class A Distribution Plan dated July 2,               *
                  2007, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin
                  Insured Tax-Free Income Fund

EX-99.m(xii)      Class A Distribution Plan dated July 2,               *
                  2007, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Kentucky
                  Tax-Free Income Fund

EX-99.m(xiii)     Class A Distribution Plan dated July 2,               *
                  2007, pursuant to Rule 12b-1 between the Registrant on behalf of
                  Franklin Louisiana Tax-Free Income Fund

EX-99.m(xiv)      Class A Distribution Plan dated July 2,               *
                  2007, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Maryland
                  Tax-Free Income Fund

EX-99.m(xv)       Class A Distribution Plan dated July 2,               *
                  2007, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Massachusetts
                  Insured Tax-Free Income Fund

EX-99.m(xvi)      Class A Distribution Plan dated July 2,               *
                  2007, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Michigan
                  Insured Tax-Free Income Fund

EX-99.m(xvii)     Class A Distribution Plan dated July 2,               *
                  2007, pursuant to Rule 12b-1 between the Registrant on behalf of
                  Franklin Minnesota Insured Tax-Free Income Fund

EX-99.m(xviii)    Class A Distribution Plan dated July 2,               *
                  2007, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Missouri
                  Tax-Free Income Fund

EX-99.m(xix)      Class A Distribution Plan dated July 2,               *
                  2007, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin New Jersey
                  Tax-Free Income Fund

EX-99.m(xx)       Class A Distribution Plan dated July 2,               *
                  2007, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin North Carolina
                  Tax-Free Income Fund

EX-99.m(xxi)      Class A Distribution Plan dated July 2,               *
                  2007, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Ohio Insured Tax-Free Income Fund

EX-99.m(xxii)     Class A Distribution Plan dated July 2,               *
                  2007, pursuant to Rule 12b-1 between the Registrant on behalf of
                  Franklin Oregon Tax-Free Income Fund

EX-99.m(xxiii)    Class A Distribution Plan dated July 2,               *
                  2007, pursuant to Rule 12b-1 between the Registrant on behalf of
                  Franklin Pennsylvania Tax-Free Income Fund

EX-99.m(xxiv)     Class A Distribution Plan dated July 2,               *
                  2007, pursuant to Rule 12b-1 between the Registrant on behalf of
                  Franklin Virginia Tax-Free Income Fund

EX-99.m(xxv)      Class C Distribution Plan dated July 2,               *
                  2007, pursuant to Rule 12b-1 on behalf of Franklin Alabama Tax-Free Income Fund,
                  Franklin Arizona Tax-Free Income Fund,
                  Franklin Colorado Tax-Free Income Fund,
                  Franklin Connecticut Tax-Free Income
                  Fund, Franklin Double Tax-Free Income
                  Fund, Franklin Federal Intermediate-Term
                  Tax-Free Income Fund, Franklin Florida
                  Tax-Free Income Fund, Franklin Georgia
                  Tax-Free Income Fund, Franklin High Yield
                  Tax-Free Income Fund, Franklin Insured
                  Tax-Free Income Fund, Franklin Louisiana
                  Tax-Free Income Fund, Franklin Maryland
                  Tax-Free Income Fund, Franklin
                  Massachusetts Insured Tax-Free Income
                  Fund, Franklin Michigan Insured Tax-Free
                  Income Fund, Franklin Minnesota Insured
                  Tax-Free Income Fund,
                  Franklin Missouri Tax-Free Income Fund,
                  Franklin New Jersey Tax-Free Income Fund,
                  Franklin North Carolina Tax-Free Income
                  Fund, Franklin Ohio Tax-Free Income Fund,
                  Franklin Oregon Tax-Free Income Fund,
                  Franklin Pennsylvania Tax-Free Income
                  Fund, Franklin Texas Tax-Free Income
                  Fund, and Franklin Virginia Tax-Free
                  Income Fund

EX-99.m(xxvi)     Class B Distribution Plan pursuant to                 *
                  Rule 12b-1 dated July 2, 2007

EX-99.n(i)        Multiple Class Plan dated October 17,                 *
                  2006 on behalf of Franklin Alabama
                  Tax-Free Income Fund, Franklin Colorado
                  Tax-Free Income Fund, Franklin
                  Connecticut Tax-Free Income Fund,
                  Franklin Double Tax-Free Income Fund,
                  Franklin Federal Intermediate-Term
                  Tax-Free Fund, Franklin Georgia Tax-Free
                  Income Fund, Franklin Louisiana Tax-Free
                  Income Fund, Franklin Maryland Tax-Free
                  Income Fund, Franklin Massachusetts
                  Insured Tax-Free Income Fund, Franklin
                  Minnesota Insured Tax-Free Income Fund,
                  Franklin Missouri Tax-Free Income Fund,
                  Franklin North Carolina Tax-Free Income
                  Fund, Franklin Oregon Tax-Free Income
                  Fund, and Franklin Virginia Tax-Free
                  Income Fund

EX-99.n(ii)       Multiple Class Plan dated October 17,                 *
                  2006 on behalf of Franklin Arizona
                  Tax-Free Income Fund, Franklin Florida
                  Tax-Free Income Fund, Franklin Insured
                  Tax-Free Income Fund, Franklin Double
                  Tax-Free Income Fund, Franklin Michigan
                  Insured Tax-Free Fund, Franklin New
                  Jersey Tax-Free Income Fund, Franklin
                  Ohio Insured Tax-Free Income Fund, and
                  Franklin Pennsylvania Tax-Free Income Fund

EX-99.n(iii)      Multiple Class Plan on behalf of Franklin             *
                  High Yield Tax-Free Income Fund dated
                  October 17, 2006

EX-99.n(iv)       Form of Multiple Class Plan on behalf of              *
                  Franklin Arizona Tax-Free Income Fund,
                  Franklin Insured Tax-Free Income Fund,
                  Franklin Michigan Insured Tax-Free Fund,
                  Franklin New Jersey Tax-Free Income Fund, and
                  Franklin Ohio Insured Tax-Free Income Fund

EX-99.p(i)        Code of Ethics dated March 2008                       *

EX-99.q(i)        Power of Attorney dated February 25, 2008             *

*Incorporated by Reference